Equity (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands					12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2013
Equity (Details) [Line Items]
Number of shares represents as capital (in Shares)					871,917,855	871,917,855
Par value per share (in Nuevos Soles per share)					S/ 1	S/ 1
Number of equity shares per American Depository Shares (in Nuevos Soles per share)					5	5
Quoted share price (in Nuevos Soles per share)					S/ 1.37	S/ 1.72
Trading frequency, percentage					77.27%	95.65%
Annual profit, percentage					10.00%
Maximum allowed percentage to legal reserve to paid-in capital					20.00%
Voluntary reserve (in Nuevos Soles)					S/ 29,970	S/ 29,970
Paid-in capital, percentage					20.00%
Excess of total income obtained by shares issued over nominal value (in Nuevos Soles)							S/ 138,100	S/ 1,055,500
Dividend rate percentage	5.00%	6.80%	6.80%	4.10%
American depository shares [Member]
Equity (Details) [Line Items]
Number of shares (in Shares)					136,637,740	190,863,050
Ordinary shares [member]
Equity (Details) [Line Items]
Number of shares (in Shares)					27,327,548	38,172,610